Related Party Transactions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Principal Owner INR	Mar. 31, 2012 Principal Owner INR	Mar. 31, 2013 Tier II bonds INR	Mar. 31, 2012 Tier II bonds INR	Mar. 31, 2013 Housing Development Finance Corporation Limited INR	Mar. 31, 2012 Housing Development Finance Corporation Limited INR	Mar. 31, 2013 ''AAA'' rated home loans Housing Development Finance Corporation Limited INR	Mar. 31, 2012 ''AAA'' rated home loans Housing Development Finance Corporation Limited INR
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties					0	0
Purchase of investments from others		2,942.4	239.7
Sale of investments from others		8,724.4	4,585.2
Investments of others	2,984.3	162,705.7	88,329.3	22,687.8			660.0	110.0
"AAA" rated home loans purchased											51,644.0	49,776.2
Dividend paid to HDFC Limited	216.2	11,787.0	8,947.6	6,440.9					1,690.8	1,297.6
Foreign exchange and derivative contracts, notional principal amount	123,992.5	6,760,073.8	8,275,307.5						2,500.0	2,500.0
Foreign exchange and derivative contracts, mark to market gains									49.3	107.3